Warrants (Details Textual) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012 Warrant [Member]	Dec. 31, 2011 Warrant [Member]	Dec. 31, 2011 Minimum [Member] Warrant [Member]	Dec. 31, 2011 Maximum [Member] Warrant [Member]
Warrant (Textual)
Warrant granted to Management Firm to purchase common stock					1,716,340	1,974,774
Warrants granted to Management Firm to purchase common stock, exercise price					$ 0.01	$ 0.01
Warrants granted to purchase common stock, term					7 years	7 years
Fair value of warrants recorded as stock-based compensation expense	$ 94,200	$ 40,410	$ 188,400	$ 240,400	$ 1,957,754	$ 2,153,442
Expected life					7 years	10 years
Discount rate					1.82%		1.92%	3.17%
Expected volatility					60.64%		64.77%	70.72%
Expected dividends					0.00%	0.00%
Warrants percentage of total issued and outstanding shares of capital stock						10.00%